Investments accounted for using the equity method (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Disclosure of investments accounted for using the equity method	The following table summarizes Investments accounted for using the equity method:

	At December 31,
	2023	2022
	(€ million)
Joint ventures	€6,013	€4,561
Associates	2,006	195
Other	51	78
Total Investments accounted for using the equity method	€8,070	€4,834
The following table summarizes the share of profits of equity method investees included within Share of the profit/(loss) of equity method investees:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Joint Ventures	€547	€286	€737
Associates	(50)	13	22
Other	(6)	(35)	(22)
Total Share of the profit/(loss) of equity method investees	€491	€264	€737

Disclosure of interests in associates and joint arrangements	The Company's ownership percentages and the carrying value of investments in joint ventures and associates accounted for under the equity method were as follows:

	Ownership percentage		Investment balance
	At December 31,		At December 31,
	2023	2022	2023	2022
	Ownership percentage		(€ million)
Finance companies in partnership with SCF	50.0%	50.0%	€1,977	€2,092
Finance companies in partnership with BNPP PF	50.0%	50.0%	1,096	718
Tofas-Turk Otomobil Fabrikasi A.S.	37.9%	37.9%	1,037	932
StarPlus Energy LLC	49.0%	49.0%	558	141
NextStar Energy Inc(1)	49.0%	—%	397	—
Leasys SAS	50.0%	50.0%	339	323
Symbio(1)	33.3%	—%	230	—
Automotive Cells Company SE (“ACC”)	33.3%	33.3%	155	177
Others			224	178
Total joint ventures			€6,013	€4,561

Zhejiang Leapmotor Technology Co., Ltd.(1)	21.3%	—%	1,409	—
Archer Aviation Inc(1)	10.1%	—%	112	—
Punch Powertrain PSA E-Transmission N.V.	56.0%	39.0%	172	117
Nordex S.A.	50.0%	—%	142	—
360 Energy S.A.(1)	49.5%	—%	105	—
Others			66	78
Total associates			€2,006	€195
Total joint ventures and associates			€8,019	€4,756
_______________________________________________________________________________________________________________________________________________
(1) Refer to Note 3, Scope of consolidation for additional information

Summary of financial information related to FCA Bank and the finance companies in partnership with Santander Consumer Finance	The joint ventures with SCF are deemed to be material and the following tables include summarized financial information relating to the finance companies in partnership with SCF:

	At December 31,
	2023	2022
	(€ million)
Financial assets	€34,499	€33,616
Of which: Cash and cash equivalents	3,452	2,527
Other assets	1,583	1,600
Financial liabilities	29,382	28,558
Other liabilities	2,746	2,474
Total Equity	3,954	4,184

Carrying amount of interest
Company’s share of net assets	1,977	2,092
Carrying amount of interest	€1,977	€2,092

	Years ended December 31,
	2023	2022	2021
	(€ million)
Interest and similar income	€3,303	€2,592	€2,300
Interest and similar expenses	(2,084)	(1,258)	(997)
Income tax expense	(239)	(219)	(210)
Profit from continuing operations	628	690	673
Net profit	628	690	673

Net profit attributable to owners of the parent (A)	314	345	336
Other comprehensive income/(loss) attributable to owners of the parent (B)	3	(8)	15
Total Comprehensive income attributable to owners of the parent (A+B)	€317	€337	€351
Company’s share of net profit	€314	€345	€336

Disclosure of interests in joint ventures	The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Joint ventures:
Profit/(loss) from continuing operations	€233	€(152)	€168
Net profit/(loss)	233	(152)	168
Other comprehensive loss	(265)	(47)	(72)
Total Other comprehensive (loss)/income	€(32)	€(199)	€96

Associates:
Income/(loss) from continuing operations	€(50)	€13	€22
Net income/(loss)	(50)	13	22
Other comprehensive income	(11)	—	13
Total Other comprehensive income	€(61)	€13	€35

Disclosure of interests in associates	The aggregate amounts recognized for the Company’s share in all individually immaterial joint ventures and associates accounted for using the equity method were as follows:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Joint ventures:
Profit/(loss) from continuing operations	€233	€(152)	€168
Net profit/(loss)	233	(152)	168
Other comprehensive loss	(265)	(47)	(72)
Total Other comprehensive (loss)/income	€(32)	€(199)	€96

Associates:
Income/(loss) from continuing operations	€(50)	€13	€22
Net income/(loss)	(50)	13	22
Other comprehensive income	(11)	—	13
Total Other comprehensive income	€(61)	€13	€35